Statements of Operations - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Income Statement [Abstract]
Net Revenues
Operating Expenses:
General and administration expenses	8,080
Total operating expenses	8,080
Loss from operations
Provision for income taxes
Net loss	$ (8,080)
Net loss per share Basic and Diluted:	$ (0.00)	$ 0.00
Weighted average number of shares used in computing basic and diluted net loss per share:
Basic	40,000,000	40,000,000
Diluted	40,000,000	40,000,000